UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3864
                                                      --------

                            Oppenheimer Balanced Fund
                            -------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 03/31/2008
                                                ----------


ITEM 1.  REPORTS TO STOCKHOLDERS.

MARCH 31, 2008

-----------------------------------------------------------------------------

  Oppenheimer                                            Management
  BALANCED FUND                                         Commentaries
                                                            and
                                                         Semiannual
                                                           Report

-----------------------------------------------------------------------------

  MANAGEMENT COMMENTARIES

     An Interview with Your Fund's Managers

     Listing of Top Holdings

  SEMIANNUAL REPORT

     Listing of Investments

     Financial Statements

                                                         [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
------------------------------------------------------------------------------
Software                                                                11.4%
------------------------------------------------------------------------------
Media                                                                    4.8
------------------------------------------------------------------------------
Tobacco                                                                  4.2
------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                              4.1
------------------------------------------------------------------------------
Pharmaceuticals                                                          2.9
------------------------------------------------------------------------------
Aerospace & Defense                                                      2.0
------------------------------------------------------------------------------
Internet Software & Services                                             1.8
------------------------------------------------------------------------------
Capital Markets                                                          1.5
------------------------------------------------------------------------------
Machinery                                                                1.4
------------------------------------------------------------------------------
Biotechnology                                                            1.4

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.                                      6.2%
------------------------------------------------------------------------------
Liberty Global, Inc., Series A                                           2.5
------------------------------------------------------------------------------
Liberty Global, Inc., Series C                                           2.4
------------------------------------------------------------------------------
Exxon Mobil Corp.                                                        2.2
------------------------------------------------------------------------------
Microsoft Corp.                                                          1.9
------------------------------------------------------------------------------
Philip Morris International, Inc.                                        1.8
------------------------------------------------------------------------------
THQ, Inc.                                                                1.8
------------------------------------------------------------------------------
United Technologies Corp.                                                1.7
------------------------------------------------------------------------------
Loews Corp./Carolina Group                                               1.5
------------------------------------------------------------------------------
Credit Suisse Group, ADR                                                 1.5

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

                         11 | OPPENHEIMER BALANCED FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION

[PIE CHART]

Bonds and Notes                               48.4%
Stocks                                        45.5
Investment Company                             5.9
Convertible Corporate Bonds and Notes          0.2

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, and are based on the total market value of investments.

                         12 | OPPENHEIMER BALANCED FUND

NOTES
--------------------------------------------------------------------------------

     Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

     The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

     CLASS A shares of the Fund were first publicly offered on 4/24/87. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

     CLASS B shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

     CLASS C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

     CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

     An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                         13 | OPPENHEIMER BALANCED FUND

FUND EXPENSES
--------------------------------------------------------------------------------

     FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2008.

     ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement

                         14 | OPPENHEIMER BALANCED FUND
     of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              BEGINNING                  ENDING                      EXPENSES
                                              ACCOUNT                    ACCOUNT                     PAID DURING
                                              VALUE                      VALUE                       6 MONTHS ENDED
ACTUAL                                        OCTOBER 1, 2007            MARCH 31, 2008              MARCH 31, 2008
-------------------------------------------------------------------------------------------------------------------
Class A                                       $ 1,000.00                 $  909.20                   $ 4.98
-------------------------------------------------------------------------------------------------------------------
Class B                                         1,000.00                    905.10                     9.33
-------------------------------------------------------------------------------------------------------------------
Class C                                         1,000.00                    905.80                     9.05
-------------------------------------------------------------------------------------------------------------------
Class N                                         1,000.00                    906.70                     7.23

HYPOTHETICAL
(5% return before expenses)
-------------------------------------------------------------------------------------------------------------------
Class A                                         1,000.00                  1,019.80                     5.27
-------------------------------------------------------------------------------------------------------------------
Class B                                         1,000.00                  1,015.25                     9.87
-------------------------------------------------------------------------------------------------------------------
Class C                                         1,000.00                  1,015.55                     9.57
-------------------------------------------------------------------------------------------------------------------
Class N                                         1,000.00                  1,017.45                     7.64

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended March 31, 2008 are as follows:

CLASS           EXPENSE RATIOS
------------------------------
Class A              1.04%
------------------------------
Class B              1.95
------------------------------
Class C              1.89
------------------------------
Class N              1.51

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                         15 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                            SHARES               VALUE
------------------------------------------------------------------------
------------------------------------------------------------------------
COMMON STOCKS--48.0%
------------------------------------------------------------------------
CONSUMER DISCRETIONARY--5.2%
------------------------------------------------------------------------
MEDIA--4.8%
Liberty Global, Inc., Series A 1           679,227        $ 23,148,056
------------------------------------------------------------------------
Liberty Global, Inc., Series C 1           688,831          22,373,231
                                                          --------------
                                                            45,521,287

------------------------------------------------------------------------
SPECIALTY RETAIL--0.4%
Office Depot, Inc. 1                       150,970           1,668,219
------------------------------------------------------------------------
OfficeMax, Inc.                             98,470           1,884,716
                                                          --------------
                                                             3,552,935
------------------------------------------------------------------------
CONSUMER STAPLES--5.0%
------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.5%
Costco Wholesale Corp.                      68,380           4,442,649
------------------------------------------------------------------------
FOOD PRODUCTS--0.3%
ConAgra Foods, Inc.                        134,820           3,228,939
------------------------------------------------------------------------
TOBACCO--4.2%
Altria Group, Inc.                         342,460           7,602,612
------------------------------------------------------------------------
Loews Corp./Carolina Group                 198,660          14,412,783
------------------------------------------------------------------------
Philip Morris International, Inc. 1        342,460          17,321,627
                                                          --------------
                                                            39,337,022

------------------------------------------------------------------------
ENERGY--4.1%
------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--4.1%
BP plc, ADR                                 93,880           5,693,822
------------------------------------------------------------------------
Exxon Mobil Corp.                          240,760          20,363,481
------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                 59,660           6,091,883
------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference         137,930           5,809,772
                                                          --------------
                                                            37,958,958

------------------------------------------------------------------------
FINANCIALS--3.1%
------------------------------------------------------------------------
CAPITAL MARKETS--1.5%
Credit Suisse Group, ADR                   278,700          14,180,256
------------------------------------------------------------------------
CONSUMER FINANCE--0.5%
American Express Co.                       106,380           4,650,934
------------------------------------------------------------------------
INSURANCE--1.1%
Everest Re Group Ltd.                       82,760           7,409,503
------------------------------------------------------------------------
National Financial Partners Corp.          134,080           3,012,778
                                                          --------------
                                                            10,422,281

                         16 | OPPENHEIMER BALANCED FUND

                                              SHARES              VALUE
-------------------------------------------------------------------------
HEALTH CARE--6.0%
-------------------------------------------------------------------------
BIOTECHNOLOGY--1.4%
Amicus Therapeutics, Inc. 1                  261,310       $  2,796,017
-------------------------------------------------------------------------
deCODE genetics, Inc. 1                      364,060            557,012
-------------------------------------------------------------------------
Human Genome Sciences, Inc. 1                496,100          2,922,029
-------------------------------------------------------------------------
Orexigen Therapeutics, Inc. 1                337,740          3,478,722
-------------------------------------------------------------------------
Theravance, Inc. 1                           122,600          1,290,978
-------------------------------------------------------------------------
Vanda Pharmaceuticals, Inc. 1                488,830          1,891,772
                                                             ------------
                                                             12,936,530

-------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.5%
Beckman Coulter, Inc.                         72,710          4,693,431
-------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.2%
Medco Health Solutions, Inc. 1                82,320          3,604,793
-------------------------------------------------------------------------
Skilled Healthcare Group, Inc., Cl. A 1      265,480          2,914,970
-------------------------------------------------------------------------
WellPoint, Inc. 1                            112,040          4,944,325
                                                             ------------
                                                             11,464,088

-------------------------------------------------------------------------
PHARMACEUTICALS--2.9%
Abbott Laboratories                          110,020          6,067,603
-------------------------------------------------------------------------
Medicines Co. (The) 1                        359,250          7,256,850
-------------------------------------------------------------------------
Mylan Laboratories, Inc.                     450,340          5,223,944
-------------------------------------------------------------------------
Novartis AG, ADR                              92,760          4,752,095
-------------------------------------------------------------------------
Schering-Plough Corp.                        294,000          4,236,540
                                                             ------------
                                                             27,537,032

-------------------------------------------------------------------------
INDUSTRIALS--4.8%
-------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.0%
Orbital Sciences Corp. 1                     144,037          3,471,292
-------------------------------------------------------------------------
United Technologies Corp.                    225,380         15,510,652
                                                             ------------
                                                             18,981,944

-------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.2%
Sinomem Technology Ltd. 1                  3,240,000          1,517,074
-------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.2%
Siemens AG, Sponsored ADR                    100,930         10,995,314
-------------------------------------------------------------------------
MACHINERY--1.4%
Navistar International Corp. 1               218,860         13,164,429
-------------------------------------------------------------------------
INFORMATION TECHNOLOGY--15.6%
-------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.8%
Cisco Systems, Inc. 1                        307,930          7,418,034

                        17 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                             SHARES              VALUE
----------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.8%
International Business Machines Corp.                        67,570       $  7,780,010
----------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.8%
eBay, Inc. 1                                                243,030          7,252,015
----------------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                         6,420          2,827,817
----------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                              223,780          6,473,955
                                                                          --------------
                                                                            16,553,787

----------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.8%
Texas Instruments, Inc.                                     262,910          7,432,466
----------------------------------------------------------------------------------------
SOFTWARE--11.4%
Microsoft Corp.                                             644,190         18,282,112
----------------------------------------------------------------------------------------
Novell, Inc. 1                                              768,640          4,834,746
----------------------------------------------------------------------------------------
Synopsys, Inc. 1                                            402,760          9,146,680
----------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                     2,266,547         57,842,279
----------------------------------------------------------------------------------------
THQ, Inc. 1                                                 786,830         17,152,894
                                                                          ------------
                                                                           107,258,711

----------------------------------------------------------------------------------------
MATERIALS--2.1%
----------------------------------------------------------------------------------------
CHEMICALS--0.3%
Lubrizol Corp. (The)                                         51,210          2,842,667
----------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.5%
Texas Industries, Inc.                                       46,830          2,814,951
----------------------------------------------------------------------------------------
Vulcan Materials Co.                                         31,970          2,122,808
                                                                          --------------
                                                                             4,937,759

----------------------------------------------------------------------------------------
METALS & MINING--1.3%
Carpenter Technology Corp.                                   95,160          5,326,105
----------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, Sponsored ADR                   235,000          6,850,250
                                                                          --------------
                                                                            12,176,355

----------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.3%
----------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
AT&T, Inc.                                                  240,350          9,205,405
----------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
Sprint Nextel Corp.                                         487,550          3,261,710
----------------------------------------------------------------------------------------
UTILITIES -- 0.8%
----------------------------------------------------------------------------------------
ENERGY TRADERS -- 0.8%
AES Corp. (The) 1                                           291,250          4,855,138
----------------------------------------------------------------------------------------
Dynegy, Inc., Cl. A 1                                       343,640          2,711,320
                                                                          --------------
                                                                             7,566,458

Total Common Stocks (Cost $376,956,742)                                    451,018,465

                        18 | OPPENHEIMER BALANCED FUND

                                                                                     PRINCIPAL
                                                                                        AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--3.0%
--------------------------------------------------------------------------------------------------------------

Ace Securities Corp. Home Equity Loan Trust, Asset-Backed Pass-Through
Certificates, Series 2005-HE7, Cl. A2B, 2.779%, 11/25/35 2                          $  536,487    $  526,976
--------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 2.596%, 4/20/09 2,3                                            105,000       104,794
--------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 3.079%, 5/25/34 2                                            1,500,534     1,320,076
--------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-W5, Asset-Backed Pass-Through Certificates,
Series 2006-W5, Cl. A2B, 2.699%, 5/26/36 2                                           1,250,000     1,182,396
--------------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile Asset-Backed
Certificates, Series 2005-1, Cl. A4, 2.838%, 4/15/11 2                               4,970,000     4,938,508
--------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-D, Asset-Backed Certificates,
Series 2005-D, Cl. AV2, 2.869%, 10/25/35 2                                             298,800       297,894
--------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates,
Series 2006-A, Cl. AV2, 2.699%, 5/16/36 2                                            1,531,390     1,482,635
--------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
Series 2003-C4, Cl. C4, 5%, 6/10/15                                                    310,000       265,987
--------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2002-4, Asset-Backed Certificates,
Series 2002-4, Cl. A1, 3.339%, 2/25/33 2                                                31,485        28,997
--------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-11, Asset-Backed Certificates,
Series 2005-11, Cl. AF2, 4.657%, 2/25/36                                               650,000       646,842
--------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed Certificates,
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 2                                          1,700,000     1,618,329
--------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed Certificates:
Series 2005-17, Cl. 1AF1, 2.799%, 5/25/36 2                                             99,978        99,281
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 2                                            420,000       404,649
--------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed Certificates,
Series 2006-25, Cl. 2A2, 2.719%, 12/25/29 2                                            920,000       793,776
--------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through Certificates,
Series 2005-FF10, Cl. A3, 2.809%, 11/25/35 2                                         1,435,630     1,419,285
--------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through Certificates,
Series 2006-FF10, Cl. A3, 2.689%, 7/25/36 2                                          1,230,000     1,128,249
--------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through Certificates,
Series 2006-FF5, Cl. 2A1, 2.649%, 5/15/36 2                                            150,967       149,345
--------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through Certificates,
Series 2006-FF9, Cl. 2A2, 2.709%, 7/7/36 2                                             620,000       571,045
--------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations,
Series 2005-2, Cl. A4, 4.15%, 10/15/10                                                 823,067       826,273
--------------------------------------------------------------------------------------------------------------
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan
Asset-Backed Nts., Series 2005-3, Cl. A1, 2.796%, 1/20/35 2                            589,400       496,111
--------------------------------------------------------------------------------------------------------------
HSBC Home Equity Loan Trust 2006-4, Closed-End Home Equity Loan
Asset-Backed Certificates, Series 2006-4, Cl. A2V, 2.646%, 3/20/36 2                   340,000       301,529

                        19 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                     PRINCIPAL
                                                                                        AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
---------------------------------------------------------------------------------------------------------------

Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-2, Cl. 2A1B,
5.18%, 8/25/35 2                                                                    $  418,180    $   420,167
---------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%, 4/25/31 4                                               342,813        334,218
---------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables,
Series 2003-C7, Cl. C7, 4.168%, 3/15/16 2                                            2,900,000      2,284,304
---------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates,
Series 2006-2, Cl. 2A2, 2.699%, 7/1/36 2                                             2,060,000      1,910,572
---------------------------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-RS4, Cl. A1, 2.679%, 7/25/36 2                                             227,875        223,754
---------------------------------------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-KS7, Cl. A2, 2.699%, 9/25/36 2                             1,500,000      1,453,685
---------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Home Equity
Asset-Backed Obligations, Series 2005-BC3, Cl. A2B, 2.849%, 6/25/36 2                  640,786        632,855
---------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates:
Series 2006-2, Cl. A1, 2.659%, 4/25/36 2                                                52,515         52,219
Series 2006-BNC3, Cl. A2, 2.639%, 9/25/36 2                                            800,774        774,714
---------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates,
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                               115,869        116,018
---------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust,
Home Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 2.699%, 7/25/36 2      1,230,000      1,167,612
                                                                                                   ------------
Total Asset-Backed Securities (Cost $29,896,005)                                                   27,973,095

---------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--38.3%
---------------------------------------------------------------------------------------------------------------

GOVERNMENT AGENCY--25.2%
---------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--25.0%
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/18-5/15/19                                                               2,360,087      2,354,992
5%, 8/15/33-12/15/34                                                                 2,150,027      2,135,443
6%, 4/15/17-3/15/33                                                                  1,807,133      1,864,891
6.50%, 4/15/18-4/1/34                                                                3,904,947      4,094,275
7%, 5/15/29-11/1/32                                                                  2,589,613      2,747,840
8%, 4/1/16                                                                              42,073         44,807
9%, 8/1/22-5/1/25                                                                       12,651         13,907
---------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                                                          30,038         30,019
Series 2006-11, Cl. PS, 15.01%, 3/25/36 2                                              665,457        786,441
Series 2034, Cl. Z, 6.50%, 2/15/28                                                     360,155        378,470
Series 2043, Cl. ZP, 6.50%, 4/15/28                                                  1,081,757      1,134,499
Series 2053, Cl. Z, 6.50%, 4/15/28                                                     388,670        407,909
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                    519,850        541,457
Series 2075, Cl. D, 6.50%, 8/15/28                                                   1,290,290      1,354,521
Series 2080, Cl. Z, 6.50%, 8/15/28                                                     791,985        831,450

                        20 | OPPENHEIMER BALANCED FUND

                                                                                      PRINCIPAL
                                                                                         AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates: Continued
Series 2427, Cl. ZM, 6.50%, 3/15/32                                                 $ 1,389,236    $ 1,463,865
Series 2500, Cl. FD, 3.318%, 3/15/32 2                                                  157,204        158,320
Series 2526, Cl. FE, 3.218%, 6/15/29 2                                                  230,355        231,350
Series 2551, Cl. FD, 3.218%, 1/15/33 2                                                  177,817        173,594
Series 2592, Cl. F, 3.568%, 12/15/32 2                                                3,580,042      3,566,012
Series 2936, Cl. PE, 5%, 2/1/35                                                       1,448,000      1,358,117
Series 3025, Cl. SJ, 14.419%, 8/15/35 2                                                 143,788        173,885
----------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 11.904%, 6/1/26 5                                                   301,985         63,985
Series 183, Cl. IO, 10.538%, 4/1/27 5                                                   489,438        100,059
Series 184, Cl. IO, 16.621%, 12/1/26 5                                                  532,325        106,413
Series 192, Cl. IO, 13.079%, 2/1/28 5                                                   152,249         33,659
Series 200, Cl. IO, 12.161%, 1/1/29 5                                                   183,977         38,720
Series 2130, Cl. SC, 21.799%, 3/15/29 5                                                 390,476         39,274
Series 216, Cl. IO, 11.875%, 12/1/31 5                                                  354,796         83,301
Series 224, Cl. IO, 8.485%, 3/1/33 5                                                  1,101,516        241,970
Series 243, Cl. 6, 15.055%, 12/15/32 5                                                  680,113        129,255
Series 2796, Cl. SD, 31.41%, 7/15/26 5                                                  579,439         59,811
Series 2802, Cl. AS, 64.495%, 4/15/33 5                                               1,047,316         87,001
Series 2920, Cl. S, 35.444%, 1/15/35 5                                                3,266,023        239,781
Series 3000, Cl. SE, 57.054%, 7/15/25 5                                               3,458,910        292,057
Series 3110, Cl. SL, 88.749%, 2/15/26 5                                                 575,120         49,544
----------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. PO, 4.735%, 6/1/26 6                                                    128,295        109,793
Series 192, Cl. PO, 6.336%, 2/1/28 6                                                    152,249        124,817
----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 11/1/19-8/1/20                                                                 3,235,346      3,232,732
4.50%, 4/1/21 7                                                                      16,340,000     16,253,202
5%, 12/1/17-9/25/35                                                                  33,128,694     33,398,208
5%, 4/1/38 7                                                                         11,390,000     11,274,323
5%, 9/25/33 8                                                                           598,230        593,852
5.50%, 2/25/33-11/25/34                                                              29,032,853     29,415,313
5.50%, 4/1/23-4/1/38 7                                                               20,173,000     20,405,431
6%, 9/25/19-8/1/34                                                                   16,729,623     17,249,429
6%, 4/1/21-4/1/37 7                                                                   7,007,000      7,208,316
6%, 10/25/33 8                                                                        1,486,929      1,532,776
6.50%, 6/25/17-11/25/31                                                               9,620,426     10,079,024
6.50%, 1/25/28 8                                                                        268,531        281,060
7%, 11/1/17-1/25/35                                                                   3,915,300      4,154,123
7.50%, 6/25/08-1/1/33                                                                   409,570        443,269
8.50%, 7/1/32                                                                            21,017         23,178
----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, Gtd. Trust Mtg.
Pass-Through Certificates, Trust 2002-T1, Cl. A2, 7%, 11/25/31                        1,127,454      1,130,132

                        21 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL
                                                                                         AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1992-15, Cl. KZ, 7%, 2/25/22                                                  $    51,442    $    51,949
Trust 1993-215, Cl. ZQ, 6.50%, 11/25/23                                               1,230,354      1,305,419
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                    982,537      1,029,767
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                       179,116        191,216
Trust 1998-61, Cl. PL, 6%, 11/25/28                                                     604,174        626,227
Trust 2001-44, Cl. QC, 6%, 9/25/16                                                    1,734,545      1,824,286
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                1,389,179      1,480,326
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                       86,074         86,530
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                                   550,686        581,628
Trust 2003-130, Cl. CS, 8.888%, 12/25/33 2                                              955,079        995,102
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                 1,138,000      1,172,291
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                 1,045,000      1,083,238
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                      238,092        237,499
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                   1,869,000      1,930,778
Trust 2005-59, Cl. NQ, 10.359%, 5/25/35 2                                               711,019        775,938
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                                   160,000        157,253
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                                                 4,010,000      4,065,898
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                                2,404,003      2,460,697
Trust 2006-46, Cl. SW, 14.643%, 6/25/36 2                                               523,993        619,031
Trust 2006-50, Cl. KS, 14.644%, 6/25/36 2                                             1,299,337      1,475,209
Trust 2006-50, Cl. SK, 14.644%, 6/25/36 2                                             1,172,535      1,339,489
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                                 2,942,556      3,010,974
Trust 2006-64, Cl. MD, 5.50%, 7/25/36                                                 5,101,000      5,109,801
----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 1993-223, Cl. PM, 40.554%, 10/25/23 5                                              21,542            968
Trust 2001-65, Cl. S, 34.252%, 11/25/31 5                                             1,586,933        177,991
Trust 2001-81, Cl. S, 19.024%, 1/25/32 5                                                338,285         34,842
Trust 2002-38, Cl. IO, 26.619%, 4/25/32 5                                               559,872         48,159
Trust 2002-47, Cl. NS, 20.508%, 4/25/32 5                                               670,785         71,674
Trust 2002-51, Cl. S, 20.755%, 8/25/32 5                                                615,931         66,745
Trust 2002-52, Cl. SD, 19.424%, 9/25/32 5                                               689,618         77,280
Trust 2002-77, Cl. IS, 24.972%, 12/18/32 5                                              953,857        101,446
Trust 2002-77, Cl. SH, 25.007%, 12/18/32 5                                              450,982         53,841
Trust 2002-9, Cl. MS, 21.463%, 3/25/32 5                                                465,142         51,508
Trust 2002-96, Cl. SK, 36.596%, 4/25/32 5                                             4,271,402        554,388
Trust 2003-118, Cl. S, 33.23%, 12/25/33 5                                             2,958,717        427,667
Trust 2003-33, Cl. SP, 37.842%, 5/25/33 5                                             1,671,583        209,404
Trust 2003-4, Cl. S, 32.491%, 2/25/33 5                                                 885,795        102,793
Trust 2003-46, Cl. IH, 1.021%, 6/1/33 5                                               5,872,169      1,091,296
Trust 2004-54, Cl. DS, 24.304%, 11/25/30 5                                              645,382         61,892
Trust 2005-19, Cl. SA, 36.222%, 3/25/35 5                                             8,697,930        739,797
Trust 2005-40, Cl. SA, 36.097%, 5/25/35 5                                             1,846,103        154,073
Trust 2005-6, Cl. SE, 43.032%, 2/25/35 5                                              2,360,750        189,325
Trust 2005-71, Cl. SA, 46.916%, 8/25/25 5                                             2,171,997        216,637
Trust 2005-87, Cl. SE, 97.063%, 10/25/35 5                                            5,028,442        361,711

                        22 | OPPENHEIMER BALANCED FUND

                                                                                      PRINCIPAL
                                                                                         AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security: Continued
Trust 2005-87, Cl. SG, 67.85%, 10/25/35 5                                           $ 4,708,002      $      402,727
Trust 2006-33, Cl. SP, 53.693%, 5/25/36 5                                             5,310,903             606,244
Trust 214, Cl. 2, 21.289%, 3/1/23 5                                                     834,203             204,165
Trust 222, Cl. 2, 17.645%, 6/1/23 5                                                   1,137,031             245,397
Trust 240, Cl. 2, 22.347%, 9/1/23 5                                                   1,778,702             436,539
Trust 247, Cl. 2, 15.381%, 10/1/23 5                                                    220,875              53,219
Trust 252, Cl. 2, 16.29%, 11/1/23 5                                                     832,379             207,701
Trust 273, Cl. 2, 16.505%, 8/1/26 5                                                     233,330              56,954
Trust 319, Cl. 2, 11.775%, 2/1/32 5                                                     333,426              69,841
Trust 321, Cl. 2, 7.067%, 4/1/32 5                                                    3,415,646             732,012
Trust 331, Cl. 9, 16.372%, 2/1/33 5                                                     112,560              19,616
Trust 334, Cl. 17, 23.423%, 2/1/33 5                                                    545,638             102,291
Trust 339, Cl. 7, 9.999%, 7/1/33 5                                                    2,459,596             522,202
Trust 342, Cl. 2, 11.085%, 9/1/33 5                                                     419,243              93,121
Trust 344, Cl. 2, 6.769%, 12/1/33 5                                                   6,557,843           1,455,722
Trust 345, Cl. 9, 11.45%, 1/1/34 5                                                    1,522,263             320,218
Trust 362, Cl. 12, 11.422%, 8/1/35 5                                                  4,907,143             962,947
Trust 362, Cl. 13, 11.426%, 8/1/35 5                                                  2,724,454             536,219
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M, 5.037%, 9/25/23 6                                      412,545             352,516
---------------------------------------------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                                 612,934             597,410
---------------------------------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2007-QS6, Cl. A114, 5.75%, 4/25/37                                             1,356,581           1,302,643
---------------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2003-AR9 Trust, Mtg.
Pass-Through Certificates, Series 2003-AR9, Cl. 2A, 4.039%, 9/25/33 2                 1,387,983           1,320,404
---------------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR8, Cl. 2A1, 6.131%, 8/25/36 2                4,066,712
                                                                                                          3,944,772
                                                                                                     ----------------
                                                                                                        235,268,735

---------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED -- 0.2%
Government National Mortgage Assn.:
6.375%, 4/8/26 2                                                                         19,442              19,904
7%, 4/29/09-4/29/26                                                                     187,282             200,201
7.50%, 3/29/09-5/29/27                                                                  722,212             778,561
8%, 5/30/17                                                                              26,805              29,187
8.50%, 8/1/17-12/15/17                                                                   18,015              19,703
---------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 33.342%, 1/16/27 5                                              800,445              85,434
Series 2002-15, Cl. SM, 28.388%, 2/16/32 5                                              663,937              73,057
Series 2002-76, Cl. SY, 28.869%, 12/16/26 5                                           1,596,770             188,141
Series 2004-11, Cl. SM, 17.772%, 1/17/30 5                                              527,166              69,744
                                                                                                     ----------------
                                                                                                          1,463,932

                        23 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                            PRINCIPAL
                                                                                               AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------------
NON-AGENCY -- 13.1%
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL -- 5.6%
Banc of America Commercial Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates:
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                    $ 1,810,000        $ 1,781,756
Series 2006-1, Cl. AM, 5.421%, 9/1/45 2                                                     3,700,000          3,389,280
--------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., Mtg. Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                      1,035,702          1,006,783
--------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through Certificates,
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                        890,334            914,515
--------------------------------------------------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1B, 3.235%, 8/25/08 2                                                     406,072            392,607
--------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-WF1, Asset-Backed
Pass-Through Certificates, Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36                           352,278            354,807
--------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage Trust,
Commercial Mtg. Pass-Through Certificates, Series 2007-CD4,
Cl. A2B, 5.205%, 12/11/49                                                                   2,150,000          2,095,494
--------------------------------------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Series 2006-A5, Cl. 1A1, 3.006%, 10/25/36 2                                                 2,921,269          2,402,349
Series 2006-A5, Cl. 1A13, 3.056%, 10/25/36 2                                                1,543,760          1,131,323
--------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                      690,229            683,754
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                                  1,785,002          1,717,104
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                                                        226,312            223,033
--------------------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust 2004-FA2, Mtg.
Pass-Through Certificates, Series 2004-FA2, Cl. 3A1, 6%, 1/25/35                              773,521            699,040
--------------------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg.
Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37                           972,702            943,713
--------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America
Commercial Mtg. Trust, Pass-Through Certificates, Series 1998-C2,
Cl. A2, 6.56%, 11/18/35                                                                       133,542            133,192
--------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                       960,000            952,488
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                     1,080,000          1,071,142
--------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                    1,520,000          1,500,386
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                    1,200,000          1,193,685
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39                                                    4,440,000          4,354,137
--------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                     440,000            433,615
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                   1,560,000          1,541,825

                        24 | OPPENHEIMER BALANCED FUND

                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates: Continued
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                           $ 3,400,000        $ 3,316,673
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                              1,020,000          1,010,718
---------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2005-C5, Commercial Mtg.
Pass-Through Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/30                     1,280,000          1,272,028
---------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2005-C7, Commercial Mtg.
Pass-Through Certificates, Series 2005-C7, Cl. A2, 5.103%, 11/11/30                      700,000            695,920
---------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2006-C1, Commercial Mtg.
Pass-Through Certificates:
Series 2006-C1, Cl. A2, 5.084%, 2/11/31                                                2,090,000          2,062,486
Series 2006-C1, Cl. AM, 5.217%, 2/11/31 2                                              2,090,000          1,889,886
---------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial Mtg.
Pass-Through Certificates, Series 2007-C1, Cl. A2, 5.318%, 1/15/12                     1,780,000          1,743,614
---------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates,
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                   1,363,763          1,257,883
---------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                    293,425            294,067
---------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                          1,554,000          1,609,758
---------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, Mtg. Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                    1,738,315          1,726,329
---------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial
Mtg. Pass-Through Certificates, Series 2005-C17, Cl. A2, 4.782%, 3/15/42               2,450,547          2,434,109
---------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial
Mtg. Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.272%, 11/15/48                492,000            482,503
---------------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust, Mtg,
Pass-Through Certificates, Series 2006-AR8, Cl. 1A4, 5.884%, 8/1/46 2                  3,756,487          3,606,954
                                                                                                        -------------
                                                                                                         52,318,956

---------------------------------------------------------------------------------------------------------------------
MANUFACTURED HOUSING -- 0.7%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR12, Cl. 2A1, 6.10%, 9/25/36 2                              3,177,670          2,995,756
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR2, Cl. 2A5, 5.109%, 3/25/36 2                              3,740,251          3,587,165
                                                                                                        -------------
                                                                                                          6,582,921

---------------------------------------------------------------------------------------------------------------------
MULTIFAMILY -- 3.9%
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through Certificates:
Series 2003-E, Cl. 2A2, 4.35%, 6/25/33 2                                               2,103,439          2,099,866
Series 2005-F, Cl. 2A3, 4.716%, 7/25/35 2                                              2,715,804          2,663,204
---------------------------------------------------------------------------------------------------------------------
Bear Stearns ARM Trust 2006-4, Mtg. Pass-Through Certificates,
Series 2006-4, Cl. 2A1, 5.795%, 10/25/36 2                                             1,452,863          1,308,769

                         25 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
-------------------------------------------------------------------------------

                                                                                                     PRINCIPAL
                                                                                                        AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------------------------------
MULTIFAMILY Continued
Citigroup Mortgage Loan Trust, Inc. 2006-AR5, Mtg. Pass-Through
Certificates, Series 2006-AR5, Cl. 1 A3A, 5.888%, 7/25/36 2                                        $ 1,105,053    $ 1,063,342
-------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2004-28CB, Mtg. Pass-Through
Certificates, Series 2004-28CB, Cl.2A4, 5.75%, 1/25/35                                               2,325,000      1,985,781
-------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-85CB, Mtg. Pass-Through
Certificates, Series 2005-85CB, Cl.2A3, 5.50%, 2/25/36                                               1,730,000      1,537,981
-------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans Servicing LP, Mtg. Pass-Through Certificates:
Series 2003-46, Cl. 1A2, 4.124%, 1/19/34 2                                                           1,891,058      1,920,790
Series 2005-HYB1, Cl. 5A1, 4.995%, 3/25/35 2                                                         2,550,551      2,451,717
Series 2007-HY1, Cl. 1A1, 5.691%, 4/25/37 2                                                          2,673,178      2,533,506
-------------------------------------------------------------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through Certificates:
Series 2005-AR4, Cl. 2A1, 5.295%, 7/19/35 2                                                          2,927,896      2,513,208
Series 2004-J4, Cl. A7, 5.50%, 9/25/34                                                               1,600,000      1,409,493
-------------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates,
Series 2005-AR7, Cl. 3A1, 5.149%, 11/25/35 2                                                         4,312,524      4,146,424
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2007-2, Mtg. Pass-Through
Certificates, Series 2007-2, Cl. 2A1, 6.002%, 6/25/37 2                                              3,613,792      3,426,976
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-AA Trust, Mtg. Pass-Through
Certificates, Series 2004-AA, Cl. 2A, 4.996%, 12/25/34 2                                               881,176        829,432
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-S Trust, Mtg. Pass-Through
Certificates, Series 2004-S, Cl. A1, 3.541%, 9/25/34 2                                                 742,953        706,327
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR2 Trust, Mtg.
Pass-Through Certificates, Series 2005-AR2, Cl. 2A2, 4.541%, 3/25/35 2                                 538,978        523,955
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR4 Trust, Mtg.
Pass-Through Certificates, Series 2005-AR4, Cl. 2A2, 4.523%, 4/25/35 2                                 896,713        838,429
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg.
Pass-Through Certificates:
Series 2006-AR10, Cl. 4A1, 5.561%, 7/25/36 2                                                         1,793,319      1,720,188
Series 2006-AR10, Cl. 2A1, 5.65%, 7/25/36 2                                                          1,363,024      1,307,463
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR2, Cl. 2A6, 5.109%, 3/25/36 2                                 719,881        672,025
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 5.094%, 3/25/36 2                                 802,537        768,405
                                                                                                                  -------------
                                                                                                                   36,427,281

-------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL -- 2.9%
Chase Mortgage Finance Trust 2005-S1, Multiclass Mtg. Pass-Through
Certificates, Series 2005-S1, Cl. 1A5, 5.50%, 5/25/35                                                1,000,000        921,133
-------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2004-24CB, Mtg. Pass-Through
Certificates, Series 2004-24CB, Cl.1A1, 6%, 11/1/34                                                  1,479,995      1,222,277
-------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2004-28CB, Mtg. Pass-Through
Certificates, Series 2004-28CB, Cl.3A1, 6%, 1/1/35                                                   1,199,386      1,074,672

                         26 | OPPENHEIMER BALANCED FUND

                                                                                                     PRINCIPAL
                                                                                                        AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL Continued
Countrywide Alternative Loan Trust 2005-18CB, Mtg. Pass-Through
Certificates, Series 2005-18CB, Cl. A8, 5.50%,5/25/36                                              $ 2,340,000    $ 2,099,059
-------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-J1, Mtg. Pass-Through Certificates,
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                              1,955,688      1,734,411
-------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-J3, Mtg. Pass-Through Certificates,
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                              1,125,577      1,084,386
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg. Pass-Through
Certificates, Series 2006-AR, Cl. 5A3, 5.426%, 6/25/36 2                                             1,070,000        991,801
-------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                                               1,122,581      1,115,252
-------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS5, Cl. 2A2, 6%, 4/25/08                                                                  872,338        873,164
-------------------------------------------------------------------------------------------------------------------------------
STARM Mortgage Loan Trust 2007-S1, Mtg. Pass-Through Certificates,
Series 2007-S1, Cl. 3A1, 5.007%, 8/1/22 2                                                            4,098,604      3,887,567
-------------------------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2006-AR12 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR12, Cl. 2A1, 5.75%, 10/25/36 2                              3,967,820      3,708,446
-------------------------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust, Mtg.
Pass-Through Certificates, Series 2007-HY6, Cl. 2A1, 5.699%, 6/25/37 2                               2,548,014      2,316,846
-------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Pass-Through Certificates, Mtg.
Pass-Through Certificates, Series 2007-1, Cl. 1A8, 6%, 2/25/37                                       3,883,228      3,822,511
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2003-6 Trust, Mtg. Pass-Through
Certificates, Series 2003-6, Cl. 1A1, 5%, 6/25/18                                                    1,470,244      1,415,456
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR5 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR5, Cl. 2A2, 5.537%, 4/1/36 2                                             1,579,996      1,184,997
                                                                                                                 --------------
                                                                                                                   27,451,978
                                                                                                                 --------------
Total Mortgage-Backed Obligations (Cost $357,977,028)                                                             359,513,803

-------------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--9.9%
-------------------------------------------------------------------------------------------------------------------------------

ABN Amro Bank NV (NY Branch), 7.125% Sub. Nts., Series B, 10/15/93                                     500,000        539,195
-------------------------------------------------------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                                       1,715,000      1,643,749
-------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 8% Unsec. Perpetual Nts., Series K 9                                          2,790,000      2,798,984
-------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds 9                                                          5,230,000      4,186,092
-------------------------------------------------------------------------------------------------------------------------------
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08 4                                                     3,005,000      3,038,527
-------------------------------------------------------------------------------------------------------------------------------
Buckeye Partners LP, 4.625% Sr. Nts., 7/15/13                                                        1,115,000      1,099,219
-------------------------------------------------------------------------------------------------------------------------------
Canadian National Resources Ltd., 5.90% Nts., 2/1/18                                                   375,000        384,520
-------------------------------------------------------------------------------------------------------------------------------
Capmark Financial Group, Inc.:
3.746% Sr. Unsec. Nts., 5/10/10 2,3                                                                    730,000        483,815
5.875% Nts., 5/10/12 3                                                                               1,160,000        735,789
-------------------------------------------------------------------------------------------------------------------------------
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                                                         1,520,000      1,429,279
-------------------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                                    1,530,000      1,579,373
-------------------------------------------------------------------------------------------------------------------------------
CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts., 7/1/10                                       1,320,000      1,084,313

                         27 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
-------------------------------------------------------------------------------

                                                                                                     PRINCIPAL
                                                                                                        AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
-------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 8.30% Jr. Sub. Bonds, 12/21/57 2                                                  $ 1,815,000    $ 1,793,714
-------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                                              1,425,000      1,258,376
-------------------------------------------------------------------------------------------------------------------------------
Clorox Co. (The), 5% Sr. Unsec. Nts., 3/1/13                                                           295,000        296,454
-------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The), 7.375% Unsec. Debs., 7/29/93                                                      440,000        544,163
-------------------------------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 4.375% Nts., 5/1/08 3                                                         2,140,000      2,140,762
-------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.25% Sr. Unsec. Nts., 7/15/08                                                   1,695,000      1,699,238
-------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09                                                                 785,000        775,188
-------------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                                     1,187,000      1,432,404
-------------------------------------------------------------------------------------------------------------------------------
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08                                                          900,000        902,250
-------------------------------------------------------------------------------------------------------------------------------
Eastman Kodak Co., 3.625% Nts., Series A, 5/15/08                                                      944,000        944,000
-------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts., 10/1/08                                                   2,530,000      2,523,675
-------------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 6.50% Sr. Unsec. Nts., 6/1/08                                                           390,000        392,774
-------------------------------------------------------------------------------------------------------------------------------
Energy Transfer Partners LP, 5.65% Sr. Unsec. Unsub. Nts., 8/1/12                                      405,000        407,509
-------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10                                                3,920,000      3,495,742
-------------------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The), 10.05% Unsub. Nts., 12/15/08 2                                                        228,000        234,840
-------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds, 11/1/31                                                   1,670,000      1,199,426
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                                        3,665,000      3,182,800
-------------------------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 3,9                                                 6,200,000      4,453,001
-------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 2                                               5,240,000      4,256,766
-------------------------------------------------------------------------------------------------------------------------------
Hyundai Motor Manufacturing Alabama LLC, 5.30% Sr. Unsec. Nts., 12/19/08 3                           1,140,000      1,152,066
-------------------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 2,4                                           920,000        936,100
-------------------------------------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13                             1,630,000      1,668,735
-------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 6.75% Unsec. Sub. Nts., 12/28/17                                     2,500,000      2,409,173
-------------------------------------------------------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                                                         1,915,000      1,847,975
-------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 7.875% Sr. Nts., 7/15/09                                                          610,000        615,441
-------------------------------------------------------------------------------------------------------------------------------
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09                                                           1,835,000      1,848,616
-------------------------------------------------------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34                                                    1,100,000        690,483
-------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/66 2                                               3,430,000      2,734,019
-------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                                                          2,585,000      2,578,538
-------------------------------------------------------------------------------------------------------------------------------
Monongahela Power Co., 7.36% Unsec. Nts., Series A, 1/15/10                                          2,035,000      2,181,282
-------------------------------------------------------------------------------------------------------------------------------
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                                                    1,695,000      1,744,848
-------------------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 3                                438,580        451,054
-------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.70% Nts., 6/30/09                                                     2,540,000      2,546,840
-------------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 3                                          2,520,000      3,139,464
-------------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 3                                            2,140,000      2,391,332
-------------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09                                                                885,000        840,750

                         28 | OPPENHEIMER BALANCED FUND

                                                                                                     PRINCIPAL
                                                                                                        AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
-------------------------------------------------------------------------------------------------------------------------------

Qwest Corp.:
5.625% Unsec. Nts., 11/15/08 4                                                                     $   245,000    $   245,000
8.875% Unsec. Unsub. Nts., 3/15/12                                                                   3,555,000      3,643,875
-------------------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 9.50% Sr. Unsec. Nts., 12/15/08                                                      750,000        784,075
-------------------------------------------------------------------------------------------------------------------------------
SLM Corp.:
3.95% Nts., Series A, 8/15/08                                                                           90,000         88,838
4% Nts.,   1/15/09                                                                                   1,765,000      1,589,672
-------------------------------------------------------------------------------------------------------------------------------
TEPPCO Partners LP, 6.125% Nts., 2/1/13                                                                930,000        943,064
-------------------------------------------------------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E, 10/6/08 4                                                         1,485,000      1,343,925
-------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., 3.875% Sr. Unsec. Nts., 10/15/08                                       590,000        577,463
-------------------------------------------------------------------------------------------------------------------------------
Valero Logistics Operations LP, 6.05% Nts., 3/15/13                                                    435,000        451,036
-------------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd., 5.15% Nts., 3/15/13                                                    365,000        365,870
-------------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09                                                  1,950,000      2,045,008
                                                                                                                  -------------
Total Non-Convertible Corporate Bonds and Notes (Cost $98,889,622)                                                 92,790,479

-------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES -- 0.2%
-------------------------------------------------------------------------------------------------------------------------------

Theravance, Inc., 3% Cv. Sub. Nts., 1/15/15 (Cost $2,712,005)                                        2,712,000      1,915,342

                                                                                                        SHARES
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY -- 6.2%
-------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E, 3.29% 10,11
(Cost $58,671,993)                                                                                  58,671,993     58,671,993

-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $925,103,395)                                                          105.6%   991,883,177
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                     (5.6)   (52,855,608)
                                                                                                   ----------------------------

NET ASSETS                                                                                               100.0%  $939,027,569
                                                                                                   ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.

2. Represents the current interest rate for a variable or increasing rate security.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $15,052,077 or 1.60% of the Fund's net assets as of March 31, 2008.

4. Illiquid security. The aggregate value of illiquid securities as of March 31, 2008 was $5,897,770, which represents 0.63% of the Fund's net assets. See Note
8 of accompanying Notes.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $13,801,778 or 1.47% of the Fund's net assets as of March 31, 2008.

                         29 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
-------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $587,126 or 0.06% of the Fund's net assets as of March 31, 2008.

7. When-issued security or delayed delivery to be delivered and settled after March 31, 2008. See Note 1 of accompanying Notes.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $779,979. See Note 6 of accompanying Notes.

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

10. Rate shown is the 7-day yield as of March 31, 2008.

11. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                                          SHARES
                                                  SHARES        GROSS         GROSS    MARCH 31,
                                      SEPTEMBER 30, 2007    ADDITIONS    REDUCTIONS         2008
------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                      73,733,633   250,040,526  265,102,166   58,671,993

                                                                                        DIVIDEND
                                                                             VALUE        INCOME
------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                                              $  58,671,993  $ 1,574,490

-------------------------------------------------------------------------------
FUTURES CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:
-------------------------------------------------------------------------------

                                                                                     UNREALIZED
                                        NUMBER OF    EXPIRATION                    APPRECIATION
CONTRACT DESCRIPTION         BUY/SELL   CONTRACTS          DATE           VALUE   (DEPRECIATION)
-------------------------------------------------------------------------------------------------
U.S. Long Bonds                   Buy         297       6/19/08   $  35,282,672   $     886,046
U.S. Treasury Nts., 2 yr.        Sell         601       6/30/08     129,008,406        (618,239)
U.S. Treasury Nts., 5 yr.         Buy          77       6/30/08       8,796,047         111,700
U.S. Treasury Nts., 10 yr.       Sell         334       6/19/08      39,730,344        (571,485)
                                                                                  ---------------
                                                                                  $    (191,978)
                                                                                  ===============

                         30 | OPPENHEIMER BALANCED FUND

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                   BUY/SELL   NOTIONAL
SWAP                                                 CREDIT     AMOUNT   PAY/RECEIVE   TERMINATION           PREMIUM
COUNTERPARTY     REFERENCE ENTITY                PROTECTION     (000S)    FIXED RATE          DATE   PAID/(RECEIVED)         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Barclays Bank
plc:
                 American
                 International Group, Inc.             Sell   $  3,915         1.850%      9/20/08   $            --   $        --
                 Beazer Homes USA, Inc.                Sell        545         2.100       6/20/08                --       (11,850)
                 Capmark Financial Group, Inc.         Sell      1,020         1.000       6/20/12                --      (384,762)
                 CDX. NA. IG.9 Index                   Sell      7,655         0.600      12/20/12           (47,835)     (283,165)
                 Countrywide Home Loans, Inc.          Sell      1,360         0.750       9/20/08                --       (35,937)
                 Dillard's,  nc.                       Sell        750         1.900      12/20/08                --        (7,739)
                 HCP, Inc.                             Sell        935         4.600       3/20/09                --           884
                 iStar Financial, Inc.                 Sell      1,000         4.400      12/20/12                --      (133,069)
                 Lehman Brothers Holdings,
                 Inc.                                  Sell      2,205         0.490       9/20/10                --      (134,939)
                 Merrill Lynch & Co., Inc.             Sell      4,195         0.680       9/20/08                --           470
                 Morgan Stanley                        Sell      3,425         2.150       9/20/08                --        22,687
                 Six Flags, Inc.                       Sell      1,075         8.250      12/20/08                --      (144,777)
                 Toys "R" Us, Inc.                     Sell      1,085         1.450       9/20/08                --       (37,099)
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:

                 ArvinMeritor, Inc.                    Sell      1,755         1.550       9/20/08                --       (43,406)
                 CenturyTel, Inc.                       Buy        540         1.300       3/20/13                --        13,794
                 CenturyTel, Inc.                       Buy        325         1.740       3/20/13                --         2,072
                 Intelsat Ltd.                         Sell      1,135         3.450       9/20/08                --       (23,600)
                 iStar Financial, Inc.                 Sell        340        12.000       3/20/09                --        (4,905)
                 iStar Financial, Inc.                 Sell        145         4.000      12/20/12                --       (19,295)
                 Morgan Stanley                        Sell      3,680         2.150       9/20/08                --        24,376
                 Rite Aid Corp.                        Sell      1,700         0.875       6/20/08                --       (36,275)
                 Rite Aid Corp.                        Sell        260         7.500       3/20/09                --        (3,601)
                 Saks, Inc.                            Sell      1,785         2.000       9/20/08                --         2,779
                 Sprint Nextel Corp.                   Sell      2,695         6.300       3/20/09                --         5,226
                 The Goodyear Tire & Rubber Co.        Sell      1,690         1.550       9/20/08                --          (399)
                 TXU Corp.                             Sell        355         5.910      12/20/12                --       (16,165)
                 TXU Corp.                             Sell        340         6.050      12/20/12                --       (13,846)
                 TXU Corp.                             Sell        355         6.000      12/20/12                --       (15,067)
                 Vornado Realty LP                     Sell        615         3.600       3/20/09                --        (1,053)
                 Wachovia Corp.                        Sell      1,215         1.000       3/20/09                --            19
-----------------------------------------------------------------------------------------------------------------------------------
Deutcshe Bank
AG:
                 Ambac Assurance Corp.                 Sell      1,605         4.550       9/20/08                --       (38,114)
                 ABX. HE. AA. 06-2 Index               Sell        470         0.170       5/25/46           (56,396)     (273,017)
                 Allied Waste North
                 America, Inc.                         Sell        630         2.000       9/20/09                --        (4,010)
                 Allied Waste North
                 America, Inc.                         Sell        990         2.000       9/20/09                --        (6,301)
                 Ambac Assurance Corp.                 Sell      1,270         4.550       9/20/08                --       (30,159)
                 CDX.NA. IG.9 Index                    Sell     10,480         0.600      12/20/12           (93,286)     (427,332)
                 Cemex                                 Sell        620         2.000       3/20/09                --            83
                 Centex Corp.                          Sell        280         1.550       9/20/09                --       (16,633)
                 CenturyTel, Inc.                       Buy        530         1.300       3/20/13                --        13,538
                 CenturyTel, Inc.                       Buy        820         1.980       3/20/13                --        (3,345)
                 Countrywide Home Loans, Inc.          Sell        885         3.250       9/20/08                --       (12,442)
                 Dillard's, Inc.                       Sell        450         0.750       9/20/08                --        (9,229)
                 Dow Jones CDX. NA. IG.7 Index          Buy      3,600         0.400      12/20/11               370       151,297
                 Georgia-Pacific Corp.                 Sell      1,690         1.750       9/20/08                --       (15,332)

                         31 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
-------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

-------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS: Continued
-------------------------------------------------------------------------------

                                                   BUY/SELL   NOTIONAL
SWAP                                                 CREDIT     AMOUNT   PAY/RECEIVE   TERMINATION           PREMIUM
COUNTERPARTY     REFERENCE ENTITY                PROTECTION     (000S)    FIXED RATE          DATE   PAID/(RECEIVED)         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Deutcshe Bank AG:
Continued        Intelsat Ltd.                         Sell     $  455         2.850%      9/20/08   $            --   $   (10,803)
                 iStar Financial, Inc.                 Sell      1,205         3.000      12/20/08                --       (93,637)
                 iStar Financial, Inc.                 Sell        160         4.320      12/20/12                --       (21,291)
                 iStar Financial, Inc.                 Sell      2,075         2.925      12/20/08                --      (162,321)
                 iStar Financial, Inc.                 Sell        845        12.000       3/20/09                --       (12,191)
                 Lehman Brothers Holdings, Inc.        Sell      2,035         1.410       9/20/08                --       (51,738)
                 Levi Strauss & Co.                    Sell        740         0.900       9/20/08                --          (499)
                 Levi Strauss & Co.                    Sell        990         1.000       9/20/08                --          (167)
                 MBIA, Inc.                            Sell      1,100         0.520       9/20/08                --       (77,021)
                 MBIA, Inc.                            Sell      1,100         0.600       9/20/08                --       (76,594)
                 Merrill Lynch & Co., Inc.             Sell        585         1.850       6/20/08                --         1,833
                 Owens-Illinois, Inc.                  Sell        940         1.250       9/20/08                --           136
                 Prudential Financial, Inc.            Sell      1,005         2.050       6/20/09                --          (961)
                 Tenet Healthcare Corp.                Sell      1,725         1.600       3/20/09                --       (21,977)
                 The Bear Stearns Cos., Inc.           Sell      4,180         2.350       9/20/08                --       (11,725)
                 Vornado Realty LP                     Sell      1,255         3.875       6/20/09                --         1,256
                 Wachovia Corp.                        Sell      2,695         1.000       3/20/09                --            44
                 Washington Mutual, Inc.               Sell      1,235         4.500      12/20/08                --       (26,147)
                 Washington Mutual, Inc.               Sell        250         4.500      12/20/08                --        (5,293)
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets
LP:
                 ABX.HE.AA.06-2 Index                  Sell        700         0.170       5/25/46          (276,484)     (405,980)
                 ABX.HE.AA.06-2 Index                  Sell        165         0.170       5/25/46           (13,595)      (95,695)
                 Capmark Financial Group,
                 Inc.                                  Sell      1,065         0.950       6/20/12                --      (403,014)
                 Dole Food Co., Inc.                   Sell      1,695         3.880       9/20/08                --       (71,405)
                 First Data Corp.                      Sell      1,080         1.150       9/20/08                --       (11,029)
                 iStar Financial, Inc.                 Sell        165         3.950      12/20/12                --       (21,956)
                 K. Hovnanian Enterprises, Inc.        Sell        645         6.750       9/20/08                --       (25,236)
                 Merrill Lynch & Co., Inc.             Sell      1,345         1.850       6/20/08                --         4,215
                 Pulte Homes, Inc.                     Sell      1,605         2.750       9/20/09                --       (21,761)
                 Sara Lee Corp.                         Buy      1,385         0.419       9/20/12                --        38,236
                 Smurfit-Stone Container
                 Enterprises, Inc.                     Sell      1,685         1.450       9/20/08                --           (51)
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
                 Amkor Technology, Inc.                Sell        160         2.650       9/20/08                --           205
                 Citigroup, Inc.                       Sell      1,285         1.250       9/20/08                --       (84,066)
                 D.R. Horton, Inc.                     Sell        810         4.210      12/20/08                --         1,445
                 General Mills, Inc.                   Sell      1,430         0.380      12/20/12                --        (1,088)
                 R.H. Donnelley Corp.                  Sell      1,350         9.000       3/20/09                --       (46,753)
                 Sprint Nextel Corp.                   Sell        970         6.300       3/20/09                --         1,881
                 Univision Communications, Inc.        Sell        320         5.000       6/20/09           (32,000)       (2,939)
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special
Financing, Inc.:
                 ABX.HE.AA.06-2 Index                  Sell        750         0.170       5/25/46          (485,565)     (434,362)
                 Ambac Assurance Corp.                 Sell        670         4.650       9/20/08                --       (15,580)
                 Capital One Bank                       Buy        735         1.800      12/20/12                --        53,640
                 CenturyTel, Inc.                       Buy        630         1.430       3/20/13                --       (12,525)
                 D.R. Horton, Inc.                     Sell      1,630         4.200      12/20/08                --         2,789
                 General Mills, Inc.                   Sell      1,730         0.400      12/20/12                --           213
                 Genworth Financial, Inc.              Sell      1,885         3.250       3/20/09                --         2,763

                         32 | OPPENHEIMER BALANCED FUND

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

                                                      BUY/SELL   NOTIONAL
SWAP                                                    CREDIT     AMOUNT   PAY/RECEIVE   TERMINATION           PREMIUM
COUNTERPARTY         REFERENCE ENTITY               PROTECTION     (000S)    FIXED RATE          DATE    PAID/(RECEIVED)     VALUE
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing,
Inc.: Continued

                     Harrah's Operating Co., Inc.         Sell     $1,445         5.000%      3/20/10         $ (72,250) $ (83,511)
                     Merrill Lynch & Co., Inc.            Sell        675         3.000       9/20/08                --      7,542
                     Morgan Stanley                       Sell      4,235         0.640       9/20/08                --     (1,990)
                     Nortel Networks Corp.                Sell        270         1.850       9/20/08                --         25
                     Prudential Financial, Inc.           Sell      1,025         2.100       6/20/09                --       (306)
                     R.H. Donnelley Corp.                 Sell        200         5.000       3/20/09           (20,000)   (19,693)
                     Residential Capital LLC              Sell        965         5.000       6/20/08          (125,450)  (184,916)
                     Sprint Nextel Corp.                  Sell      1,820         6.300       3/20/09                --      3,529
                     The Hartford Financial
                     Services Group, Inc.                 Sell        620         2.350       3/20/09                --      8,182
                     The Hartford Financial
                     Services Group, Inc.                 Sell        645         2.350       3/20/09                --      8,512
                     Toys "R" Us, Inc.                    Sell        260         8.610       3/20/09                --      9,414
                     Toys "R" Us, Inc.                    Sell        120         8.610       3/20/09                --      4,345
                     Univision Communications,
                     Inc.                                 Sell        145         3.000      12/20/08                --    (13,002)
                     Univision Communications,
                     Inc.                                 Sell      1,245         3.000      12/20/08                --   (111,640)
                     Univision Communications,
                     Inc.                                 Sell        300         5.000       3/20/09           (25,500)   (29,044)
                     Washington Mutual, Inc.              Sell        580         4.400      12/20/08                --    (12,698)
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc.:
                     ABX.HE.AA.06-2 Index                 Sell        165         0.170       5/25/46           (13,182)   (95,560)
                     ABX.HE.AA.06-2 Index                 Sell        320         0.170       5/25/46           (31,998)  (185,328)
                     Beazer Homes USA, Inc.               Sell      1,165         2.150       6/20/08                --    (25,186)
                     Capmark Financial Group,
                     Inc.                                 Sell        225         5.000       6/20/12           (60,750)   (63,458)
                     Countrywide Home Loans,
                     Inc.                                 Sell        870         0.750       9/20/08                --    (22,989)
                     Countrywide Home Loans,
                     Inc.                                 Sell      3,180         0.420       6/20/09                --   (211,378)
                     First Data Corp.                     Sell        675         1.350       9/20/08                --     (6,217)
                     Ford Motor Co.                       Sell        990         7.050      12/20/16                --   (154,960)
                     Ford Motor Co.                       Sell      2,090         7.150      12/20/16                --   (249,082)
                     General Motors Corp.                 Sell      1,035         5.800      12/20/16                --   (151,104)
                     General Motors Corp.                 Sell      1,005         5.750      12/20/16                --   (148,902)
                     Harrah's Operating Co., Inc.         Sell        905         2.200       9/20/08                --    (19,889)
                     Inco Ltd.                             Buy      1,065         0.630       3/20/17                --     48,413
                     Inco Ltd.                             Buy      1,055         0.700       3/20/17                --     35,104
                     J.C. Penney Co., Inc.                Sell      1,105         1.300      12/20/17                --    (54,681)
                     J.C. Penney Co., Inc.                Sell      1,050         1.070      12/20/17                --    (69,263)
                     K. Hovnanian Enterprises,
                     Inc.                                 Sell        525         1.850       6/20/08                --    (18,270)
                     K. Hovnanian Enterprises,
                     Inc.                                 Sell        525         1.850       6/20/08                --    (18,270)
                     Kohl's Corp.                          Buy      1,655         0.870      12/20/17                --     88,221
                     Kohl's Corp.                          Buy      1,575         0.660      12/20/17                --    108,349
                     Lennar Corp.                         Sell      1,190         2.900      12/20/08                --    (32,576)
                     Merrill Lynch & Co., Inc.            Sell      3,295         3.000       9/20/08                --     36,815
                     Merrill Lynch & Co., Inc.            Sell      1,270         3.250       9/20/08                --     16,636
                     Residential Capital LLC              Sell      2,560         6.120       9/20/08                --   (837,491)
                     Residential Capital LLC              Sell        210         5.000       6/20/08           (28,350)   (40,241)
                     Residential Capital LLC              Sell        295         5.000       6/20/08           (42,775)   (56,529)
                     Residential Capital LLC              Sell        540         5.000       6/20/08           (78,300)  (103,476)

                         33 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

                                                    BUY/SELL
SWAP                                                  CREDIT   NOTIONAL   PAY/RECEIVE   TERMINATION           PREMIUM
COUNTERPARTY             REFERENCE ENTITY         PROTECTION     AMOUNT    FIXED RATE          DATE   PAID/(RECEIVED)        VALUE
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
Continued

                         Sara Lee Corp.                  Buy    $ 1,775         0.418%      9/20/12      $         --  $    49,075
                         The Hartford Financial
                         Services Group, Inc.           Sell        620         2.400       3/20/09                          8,489
                         Toys "R" Us, Inc.              Sell        655         2.550       9/20/08                --      (18,865)
                         Tribune Co.                    Sell      1,015         1.000       6/20/08                --      (70,267)
                         Vale Overseas Ltd.             Sell      1,065         1.100       3/20/17                --      (96,149)
                         Vale Overseas Ltd.             Sell      1,055         1.170       3/20/17                --      (90,420)
                                                                                                      ------------------------------
                                                                                                         $ (1,503,346) $(6,931,487)
                                                                                                      ==============================

--------------------------------------------------------------------------------
INTEREST RATE SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

SWAP                    NOTIONAL            PAID BY      RECEIVED BY      TERMINATION
COUNTERPARTY              AMOUNT           THE FUND         THE FUND             DATE          VALUE
------------------------------------------------------------------------------------------------------
Credit Suisse                           Three-Month
International         $4,640,000      USD BBA LIBOR            5.428%          8/7/17      $ 499,361
------------------------------------------------------------------------------------------------------
                                        Three-Month
Deutsche Bank AG       3,920,000      USD BBA LIBOR            5.445           8/8/17        427,002
                                                                                           -----------
                                                                                           $ 926,363
                                                                                           ===========

Abbreviation is as follows:
BBA LIBOR    British Bankers' Association London-Interbank Offered Rate

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

SWAP                              NOTIONAL                    PAID BY               RECEIVED BY       TERMINATION
COUNTERPARTY                        AMOUNT                   THE FUND                  THE FUND              DATE            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                     If positive, the          If negative, the
                                                      Total Return of       Total Return of the
                                                           the Lehman           Lehman Brothers
                                                   Brothers U.S. CMBS             U.S. CMBS AAA
                                                       AAA 8.5+ Index          8.5+ Index minus
Barclays Bank plc              $ 6,500,000       plus 20 basis points           20 basis points            6/1/08        $ 208,512
------------------------------------------------------------------------------------------------------------------------------------
                                                         If positive,          If negative, the
                                                            the Total              Total Return
                                                        Return of the             of the Lehman
                                                      Lehman Brothers             Brothers U.S.
                                                   U.S. CMBS AAA 8.5+             CMBS AAA 8.5+
                                                        Index plus 15            Index minus 15
Deutsche Bank AG                 4,500,000               basis points              basis points            8/1/08          144,542
------------------------------------------------------------------------------------------------------------------------------------
Goldman
Sachs Group, Inc. (The):

                                                         If positive,          If negative, the
                                                            the Total           Total Return of
                                                        Return of the                the Lehman
                                                      Lehman Brothers             Brothers U.S.
                                                        U.S. CMBS AAA                  CMBS AAA
                                 4,500,000                 8.5+ Index                8.5+ Index            3/1/09          123,080

                         34 | OPPENHEIMER BALANCED FUND

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

SWAP                              NOTIONAL                    PAID BY               RECEIVED BY       TERMINATION
COUNTERPARTY                        AMOUNT                   THE FUND                  THE FUND              DATE            VALUE
------------------------------------------------------------------------------------------------------------------------------------
Goldman
Sachs Group, Inc. (The):
Continued                                            If positive, the          If negative, the
                                                         Total Return              Total Return
                                                        of the Lehman             of the Lehman
                                                   Brothers U.S. CMBS             Brothers U.S.
                                                       AAA 8.5+ Index              CMBSAAA 8.5+
                                                      minus 200 basis            Index plus 200
                               $ 2,980,000                     points              basis points            3/1/09        $ 296,798
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc.:

                                                                               If negative, the
                                                     If positive, the           Total Return of
                                                  Total Return of the                the Lehman
                                                 Lehman Brothers U.S.             Brothers U.S.
                                                        CMBS AAA 8.5+             CMBS AAA 8.5+
                                                        Index plus 30            Index minus 30
                                12,450,000               basis points              basis points            8/1/08          395,502
                                                                               If negative, the
                                                     If positive, the           Total Return of
                                                  Total Return of the                the Lehman
                                                 Lehman Brothers U.S.             Brothers U.S.
                                                        CMBS AAA 8.5+             CMBS AAA 8.5+
                                                       Index minus 25             Index plus 25
                                 6,700,000               basis points              basis points            2/1/09           90,373
                                                                               If negative, the
                                                     If positive, the           Total Return of
                                                  Total Return of the                the Lehman
                                                 Lehman Brothers U.S.             Brothers U.S.
                                                        CMBS AAA 8.5+             CMBS AAA 8.5+
                                                        Index plus 40            Index minus 40
                                 7,600,000               basis points              basis points            6/1/08          240,861
                                                                               If negative, the
                                                     If positive, the           Total Return of
                                                  Total Return of the                the Lehman
                                                 Lehman Brothers U.S.             Brothers U.S.
                                                        CMBS AAA 8.5+             CMBS AAA 8.5+
                                                        Index plus 20            Index minus 20
                                 6,100,000               basis points              basis points            5/1/08          194,237
                                                                               If negative, the
                                                     If positive, the           Total Return of
                                                  Total Return of the                the Lehman
                                                 Lehman Brothers U.S.             Brothers U.S.
                                                        CMBS AAA 8.5+             CMBS AAA 8.5+
                                                        Index plus 15            Index minus 15
                                18,700,000               basis points              basis points            8/1/09          596,151

                         35 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

SWAP                              NOTIONAL                    PAID BY               RECEIVED BY       TERMINATION
COUNTERPARTY                        AMOUNT                   THE FUND                  THE FUND              DATE            VALUE
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc.:
Continued                                                                      If negative, the
                                                     If positive, the           Total Return of
                                                  Total Return of the                the Lehman
                                                 Lehman Brothers U.S.             Brothers U.S.
                                                        CMBS AAA 8.5+             CMBS AAA 8.5+
                                                       Index minus 55             Index plus 55
                               $ 6,533,000               basis points              basis points            5/1/08        $ 211,700
                                                                               If negative, the
                                                     If positive, the       Total Return of the
                                                  Total Return of the           Lehman Brothers
                                                 Lehman Brothers U.S.             U.S. CMBS AAA
                                 2,970,000             CMBS AAA Index                     Index            3/1/09           95,017
                                                                               If negative, the
                                                     If positive, the           Total Return of
                                                  Total Return of the                the Lehman
                                                 Lehman Brothers U.S.             Brothers U.S.
                                                        CMBS AAA 8.5+             CMBS AAA 8.5+
                                                      Index minus 200            Index plus 200
                                 2,980,000               basis points              basis points            3/1/09          256,084
                                                                               If negative, the
                                                     If positive, the           Total Return of
                                                  Total Return of the                the Lehman
                                                 Lehman Brothers U.S.             Brothers U.S.
                                                        CMBS AAA 8.5+             CMBS AAA 8.5+
                                                       Index minus 45             Index plus 45
                                 8,660,000               basis points              basis points            5/1/08          279,976
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley:
                                                                               If negative, the
                                                     If positive, the           Total Return of
                                                  Total Return of the                the Lehman
                                                 Lehman Brothers U.S.             Brothers U.S.
                                                        CMBS AAA 8.5+             CMBS AAA 8.5+
                                                        Index plus 40            Index minus 40
                                 5,400,000               basis points              basis points            6/1/08          149,582
                                                                               If negative, the
                                                     If positive, the              Total Return
                                                      Total Return of             of the Lehman
                                                  the Lehman Brothers             Brothers U.S.
                                                   U.S. CMBS AAA 8.5+             CMBS AAA 8.5+
                                                       Index minus 90             Index plus 90
                                 6,500,000               basis points              basis points            6/1/08          180,115
                                                     If positive, the          If negative, the
                                                      Total Return of           Total Return of
                                                           the Lehman                the Lehman
                                                   Brothers U.S. CMBS        Brothers U.S. CMBS
                                 1,000,000             AAA 8.5+ Index            AAA 8.5+ Index            8/1/08           24,293

                         36 | OPPENHEIMER BALANCED FUND

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

SWAP                              NOTIONAL                    PAID BY               RECEIVED BY       TERMINATION
COUNTERPARTY                        AMOUNT                   THE FUND                  THE FUND              DATE            VALUE
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley:
Continued                                                                      If negative, the
                                                     If positive, the           Total Return of
                                                  Total Return of the                the Lehman
                                                      Lehman Brothers             Brothers U.S.
                                                            U.S. CMBS                  CMBS AAA
                               $ 6,600,000                  AAA Index                     Index            2/1/09      $   147,573
                                                     If positive, the          If negative, the
                                                  Total Return of the           Total Return of
                                                      Lehman Brothers                the Lehman
                                                        U.S. CMBS AAA             Brothers U.S.
                                12,500,000                      Index            CMBS AAA Index            3/1/09          289,633
                                                     If positive, the          If negative, the
                                                      Total Return of           Total Return of
                                                           the Lehman                the Lehman
                                                        Brothers U.S.             Brothers U.S.
                                                        8.5+ CMBS AAA             CMBS AAA 8.5+
                                                      Index minus 250            Index plus 250
                                 4,030,000               basis points              basis points            3/1/09          334,334
                                                     If positive, the          If negative, the
                                                      Total Return of           Total Return of
                                                           the Lehman                the Lehman
                                                        Brothers U.S.             Brothers U.S.
                                                        CMBS AAA 8.5+             CMBS AAA 8.5+
                                                      Index minus 250            Index plus 250
                                 5,530,000               basis points              basis points            3/1/09          653,947
                                                     If positive, the          If negative, the
                                                      Total Return of           Total Return of
                                                           the Lehman                the Lehman
                                                        Brothers U.S.             Brothers U.S.
                                                        CMBS AAA 8.5+             CMBS AAA 8.5+
                                                      Index minus 350            Index plus 350
                                 5,840,000               basis points              basis points            3/1/09          696,620
------------------------------------------------------------------------------------------------------------------------------------
                                                     If positive, the          If negative, the
                                                      Total Return of           Total Return of
                                                           the Lehman                the Lehman
                                                        Brothers U.S.             Brothers U.S.
                                                        CMBS AAA 8.5+             CMBS AAA 8.5+
                                                        Index plus 20            Index minus 20
UBS AG                           4,200,000               basis points              basis points            5/1/08          135,062
                                                                                                                       -------------
                                                                                                                       $ 5,743,992
                                                                                                                       =============

Abbreviation is as follows:
CMBS    Commercial Mortgage-Backed Securities

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         37 | OPPENHEIMER BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

March 31, 2008

-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------------

Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $ 866,431,402)                                                                        $   933,211,184
Affiliated companies (cost $ 58,671,993)                                                                                58,671,993
                                                                                                                   -----------------

                                                                                                                       991,883,177
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                     2,066,386
------------------------------------------------------------------------------------------------------------------------------------
Swaps, at value (net premiums received $ 537,195)                                                                        6,991,893
------------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                                               4,111,656
Shares of beneficial interest sold                                                                                       2,419,853
Investments sold (including $779,631 sold on a when-issued or delayed delivery basis)                                      779,912
Other                                                                                                                      106,407
                                                                                                                   -----------------
Total assets                                                                                                         1,008,359,284

------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------

Swaps, at value (premiums received $ 966,151)                                                                            7,253,025
------------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $55,155,726 purchased on a when-issued
or delayed delivery basis)                                                                                              57,562,667
Shares of beneficial interest redeemed                                                                                   3,522,514
Distribution and service plan fees                                                                                         534,415
Trustees' compensation                                                                                                     195,717
Transfer and shareholder servicing agent fees                                                                              112,334
Shareholder communications                                                                                                  89,031
Futures margins                                                                                                             28,173
Other                                                                                                                       33,839
                                                                                                                   -----------------
Total liabilities                                                                                                       69,331,715

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                         $   939,027,569
                                                                                                                   =================

-----------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------

Paid-in capital                                                                                                   $    915,485,672
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                                       12,196,210
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                                         (56,490,188)
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                                                           67,835,875
                                                                                                                   -----------------
NET ASSETS                                                                                                         $   939,027,569
                                                                                                                   =================

                         38 | OPPENHEIMER BALANCED FUND

----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets
of $ 763,078,702 and 61,771,070 shares of beneficial interest outstanding)                           $    12.35
Maximum offering price per share (net asset value plus sales charge of 5.75%
of offering price)                                                                                   $    13.10
-----------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $73,451,253 and
6,104,796 shares of beneficial interest outstanding)                                                 $    12.03
-----------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $88,501,029 and
7,316,535 shares of beneficial interest outstanding)                                                 $    12.10
-----------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $13,996,585
and 1,146,988 shares of beneficial interest outstanding)                                             $    12.20

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         39 | OPPENHEIMER BALANCED FUND

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------
For the Six Months Ended March 31, 2008

------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------

Interest (net of foreign withholding taxes of $449)                   $ 13,803,817
------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $75,722)     2,960,295
Affiliated companies                                                     1,574,490
                                                                      --------------
Total investment income                                                 18,338,602

------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------

Management fees                                                          3,460,839
------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                    875,345
Class B                                                                    409,433
Class C                                                                    475,780
Class N                                                                     40,424
------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                    511,952
Class B                                                                     90,946
Class C                                                                     86,000
Class N                                                                     24,463
------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                     71,016
Class B                                                                     16,548
Class C                                                                     10,258
Class N                                                                      1,407
------------------------------------------------------------------------------------
Trustees' compensation                                                      23,014
------------------------------------------------------------------------------------
Custodian fees and expenses                                                  6,208
------------------------------------------------------------------------------------
Other                                                                       37,687
                                                                      --------------
Total expenses                                                           6,141,320
Less reduction to custodian expenses                                        (4,505)
Less waivers and reimbursements of expenses                                (33,077)
                                                                      --------------
Net expenses                                                             6,103,738

------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   12,234,864

                         40 | OPPENHEIMER BALANCED FUND

------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------

Net realized gain (loss) on:
Investments from unaffiliated companies                              $ (37,178,592)
Closing and expiration of futures contracts                             (4,291,929)
Foreign currency transactions                                            4,810,607
Short positions                                                             (2,722)
Swap contracts                                                         (14,903,254)
                                                                     ---------------
Net realized loss                                                      (51,565,890)
------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                            (57,568,551)
Translation of assets and liabilities denominated in foreign
currencies                                                              (1,186,822)
Futures contracts                                                          103,830
Swap contracts                                                           1,269,322
                                                                     ---------------
Net change in unrealized appreciation                                  (57,382,221)

------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ (96,713,247)
                                                                     ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         41 | OPPENHEIMER BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      SIX MONTHS              YEAR
                                                                           ENDED             ENDED
                                                                  MARCH 31, 2008     SEPTEMBER 30,
                                                                     (UNAUDITED)              2007
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income                                             $   12,234,864   $    23,503,293
----------------------------------------------------------------------------------------------------
Net realized gain (loss)                                             (51,565,890)       55,159,489
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                (57,382,221)       38,979,195
                                                                  ----------------------------------
Net increase (decrease) in net assets resulting from operations      (96,713,247)      117,641,977

----------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------

Dividends from net investment income:
Class A                                                               (5,903,735)      (20,079,749)
Class B                                                                 (370,570)       (1,423,760)
Class C                                                                 (446,117)       (1,532,394)
Class N                                                                  (90,959)         (362,666)
                                                                  ----------------------------------
                                                                      (6,811,381)      (23,398,569)
----------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                              (37,194,913)      (51,176,462)
Class B                                                               (3,833,652)       (6,078,031)
Class C                                                               (4,413,625)       (5,885,017)
Class N                                                                 (738,584)       (1,116,454)
                                                                  ----------------------------------
                                                                     (46,180,774)      (64,255,964)

----------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                               17,997,384        30,877,600
Class B                                                               (5,172,995)       (9,669,827)
Class C                                                                1,119,142         6,173,205
Class N                                                               (1,869,643)        2,816,552
                                                                  ----------------------------------
                                                                      12,073,888        30,197,530

----------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------

Total increase (decrease)                                           (137,631,514)       60,184,974
----------------------------------------------------------------------------------------------------
Beginning of period                                                1,076,659,083     1,016,474,109
                                                                  ----------------------------------
End of period (including accumulated net investment
income of $12,196,210 and $6,772,727, respectively)               $  939,027,569   $ 1,076,659,083
                                                                  ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         42 | OPPENHEIMER BALANCED FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                 SIX MONTHS
                                      ENDED
                             MARCH 31, 2008                                              YEAR ENDED SEPTEMBER 30,
CLASS A                         (UNAUDITED)          2007          2006          2005          2004          2003
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------

Net asset value, beginning
of period                         $   14.32     $   13.94     $   14.51     $   13.75     $   12.55     $   10.51
-------------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment income                   .17  1        .34  1        .30  1        .24  1        .14           .21
Net realized and
unrealized gain (loss)                (1.42)         1.27           .21          1.38          1.16          2.08
                                  ---------------------------------------------------------------------------------
Total from investment
operations                            (1.25)         1.61           .51          1.62          1.30          2.29
-------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions
to shareholders:
Dividends from net
investment income                      (.10)         (.34)         (.29)         (.16)         (.10)         (.22)
Tax return of capital
distribution                             --            --            --            --            --          (.03)
Distributions from net
realized gain                          (.62)         (.89)         (.79)         (.70)           --            --
                                  ---------------------------------------------------------------------------------
Total dividends and/or
distributions
to shareholders                        (.72)        (1.23)        (1.08)         (.86)         (.10)         (.25)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                         $   12.35     $   14.32     $   13.94     $   14.51     $   13.75     $   12.55
                                  =================================================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                               (9.08)%       11.96%         3.86%        12.13%        10.37%        21.98%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------

Net assets, end of period
(in thousands)                    $ 763,079     $ 865,895     $ 810,738     $ 725,836     $ 651,754     $ 575,799
-------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                    $ 818,184     $ 851,017     $ 752,163     $ 694,147     $ 631,041     $ 523,477
-------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 3
Net investment income                  2.58%         2.38%         2.16%         1.69%         1.05%         1.78%
Total expenses                         1.05% 4       1.05% 4       1.06%         1.05%         1.07%         1.11%
Expenses after payments,
waivers and/or reimbursements
and reduction to custodian
expenses                               1.04%         1.04%         1.06%         1.05%         1.06%         1.11%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                  30% 5         74% 5         84% 5         73% 5         61% 5        205%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended March 31, 2008      1.06%
      Year Ended September 30, 2007        1.06%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS   SALE TRANSACTIONS
   ---------------------------------------------------------------------------
   Six Months Ended March 31, 2008         $   151,442,834    $   106,878,306
   Year Ended September 30, 2007           $   814,618,659    $   879,472,606
   Year Ended September 30, 2006           $ 1,329,963,782    $ 1,377,730,782
   Year Ended September 30, 2005           $ 2,097,453,846    $ 2,135,377,175
   Year Ended September 30, 2004           $ 1,069,526,653    $ 1,026,457,980

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         43 | OPPENHEIMER BALANCED FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                 SIX MONTHS
                                      ENDED
                             MARCH 31, 2008                                         YEAR ENDED SEPTEMBER 30,
CLASS B                         (UNAUDITED)         2007         2006         2005         2004         2003
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------

Net asset value, beginning
of period                          $  13.99     $  13.64     $  14.23     $  13.53     $  12.40     $  10.38
--------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment income                   .11  1       .20 1        .17 1        .11 1        .02          .09
Net realized and unrealized
gain (loss)                           (1.39)        1.25          .20         1.36         1.13         2.07
                                   ---------------------------------------------------------------------------
Total from investment
operations                            (1.28)        1.45          .37         1.47         1.15         2.16
--------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to
shareholders:
Dividends from net
investment income                      (.06)        (.21)        (.17)        (.07)        (.02)        (.11)
Tax return of capital
distribution                             --           --           --           --           --         (.03)
Distributions from net
realized gain                          (.62)        (.89)        (.79)        (.70)          --           --
                                   ---------------------------------------------------------------------------
Total dividends and/or
distributions to
shareholders                           (.68)       (1.10)        (.96)        (.77)        (.02)        (.14)
--------------------------------------------------------------------------------------------------------------

Net asset value, end
of period                          $  12.03     $  13.99     $  13.64     $  14.23     $  13.53  $     12.40
                                   ===========================================================================

--------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                               (9.49)%      10.99%        2.84%       11.17%        9.26%       20.91%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------

Net assets, end of period
(in thousands)                     $ 73,451     $ 90,879     $ 98,021     $ 98,271     $ 84,924     $ 64,944
--------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                     $ 81,819     $ 95,241     $ 95,979     $ 92,677     $ 77,082     $ 57,836
--------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 3
Net investment income                  1.67%        1.48%        1.24%        0.76%        0.11%        0.81%
Total expenses                         1.96% 4      1.95% 4      1.99%        1.98%        2.02%        2.08%
Expenses after payments,
waivers and/or reimbursements
and reduction to custodian
expenses                               1.95%        1.94%        1.99%        1.98%        2.02%        2.08%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                  30% 5        74% 5        84% 5        73% 5        61% 5       205%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended March 31, 2008         1.97%
      Year Ended September 30, 2007           1.96%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS   SALE TRANSACTIONS
   ---------------------------------------------------------------------------
   Six Months Ended March 31, 2008         $   151,442,834     $   106,878,306
   Year Ended September 30, 2007           $   814,618,659     $   879,472,606
   Year Ended September 30, 2006           $ 1,329,963,782     $ 1,377,730,782
   Year Ended September 30, 2005           $ 2,097,453,846     $ 2,135,377,175
   Year Ended September 30, 2004           $ 1,069,526,653     $ 1,026,457,980

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         44 | OPPENHEIMER BALANCED FUND

                                  SIX MONTHS
                                       ENDED
                              MARCH 31, 2008                                          YEAR ENDED SEPTEMBER 30,
CLASS C                          (UNAUDITED)          2007         2006         2005         2004         2003
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------

Net asset value, beginning
of period                           $  14.06     $   13.71     $  14.29     $  13.59     $  12.44     $  10.42
----------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment income                    .11  1        .21  1       .18  1       .11  1       .04          .11
Net realized and
unrealized gain (loss)                 (1.39)         1.25          .21         1.37         1.13         2.06
                                    ----------------------------------------------------------------------------
Total from investment
operations                             (1.28)         1.46          .39         1.48         1.17         2.17
----------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to
shareholders:
Dividends from net
investment income                       (.06)         (.22)        (.18)        (.08)        (.02)        (.12)
Tax return of capital
distribution                              --            --           --           --           --         (.03)
Distributions from net
realized gain                           (.62)         (.89)        (.79)        (.70)          --           --
                                    ----------------------------------------------------------------------------
Total dividends and/or
distributions to
shareholders                            (.68)        (1.11)        (.97)        (.78)        (.02)        (.15)
----------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                           $  12.10     $   14.06     $  13.71     $  14.29     $  13.59     $  12.44
                                    ============================================================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                (9.42)%       11.00%        2.97%       11.18%        9.45%       20.98%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------

Net assets, end of period
(in thousands)                      $ 88,501     $ 101,645     $ 92,782     $ 87,820     $ 68,018     $ 47,212
----------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                      $ 95,077     $  97,640     $ 90,567     $ 78,091     $ 60,095     $ 38,407
----------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 3
Net investment income                  1.73%          1.53%        1.30%        0.83%        0.19%        0.90%
Total expenses                         1.90% 4        1.90% 4      1.93%        1.91%        1.93%        1.98%
Expenses after payments,
waivers and/or
reimbursements and reduction
to custodian expenses                   1.89%         1.89%        1.92%        1.91%        1.93%        1.98%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   30% 5         74% 5        84% 5        73% 5        61% 5       205%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended March 31, 2008      1.91%
      Year Ended September 30, 2007        1.91%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS   SALE TRANSACTIONS
   ---------------------------------------------------------------------------
   Six Months Ended March  31, 2008        $   151,442,834     $   106,878,306
   Year Ended September 30, 2007           $   814,618,659     $   879,472,606
   Year Ended September 30, 2006           $ 1,329,963,782     $ 1,377,730,782
   Year Ended September 30, 2005           $ 2,097,453,846     $ 2,135,377,175
   Year Ended September 30, 2004           $ 1,069,526,653     $ 1,026,457,980

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         45 | OPPENHEIMER BALANCED FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                     SIX MONTHS
                                                          ENDED
                                                 MARCH 31, 2008               YEAR ENDED SEPTEMBER 30,
CLASS N                                             (UNAUDITED)       2007         2006          2005         2004        2003
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period               $    14.17    $   13.80    $   14.38    $    13.65    $   12.49    $  10.48
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .14 1        .28 1        .24 1         .17 1        .10         .20
Net realized and unrealized gain (loss)                 (1.41)        1.26          .21          1.38         1.12        2.01
                                                   ----------------------------------------------------------------------------
Total from investment operations                        (1.27)        1.54          .45          1.55         1.22        2.21
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                     (.08)        (.28)        (.24)         (.12)        (.06)       (.17)
Tax return of capital distribution                         --           --           --            --           --        (.03)
Distributions from net realized gain                     (.62)        (.89)        (.79)         (.70)          --          --
                                                   ----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.70)       (1.17)       (1.03)         (.82)        (.06)       (.20)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $    12.20    $   14.17    $   13.80    $    14.38    $   13.65    $  12.49
                                                   ============================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      (9.33)%      11.57%        3.42%        11.66%        9.77%      21.27%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)           $   13,997    $  18,240    $  14,933    $   11,803    $   8,772    $  3,349
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $   16,136    $  18,038    $  13,425    $   10,278    $   5,701    $  1,604
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    2.11%        1.98%        1.76%         1.24%        0.55%       1.24%
Total expenses                                           1.52% 4      1.45% 4      1.47%         1.50%        1.58%       1.76%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                       1.51%        1.44%        1.47%         1.50%        1.57%       1.62%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    30% 5        74% 5        84% 5         73% 5        61% 5      205%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended March 31, 2008        1.53%
      Year Ended September 30, 2007          1.46%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                                     PURCHASE TRANSACTIONS    SALE TRANSACTIONS
   ----------------------------------------------------------------------------------------------
   Six Months Ended March 31, 2008                  $          151,442,834  $       106,878,306
   Year Ended September 30, 2007                    $          814,618,659  $       879,472,606
   Year Ended September 30, 2006                    $        1,329,963,782  $     1,377,730,782
   Year Ended September 30, 2005                    $        2,097,453,846  $     2,135,377,175
   Year Ended September 30, 2004                    $        1,069,526,653  $     1,026,457,980

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         46 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited

--------------------------------------------------------------------------------

1.SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Balanced Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open end management investment company. The Fund's investment objective is to seek high total investment return consistent with preservation of principal. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

    The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded

                         47 | OPPENHEIMER BALANCED FUND

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
SECURITIES SOLD SHORT. The Fund may short sale when-issued securities for future settlement. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss for the value of the open short position. The Fund records a realized gain or loss when the short position is closed out.

    As of March 31, 2008, the Fund held no securities sold short.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                                    BASIS TRANSACTIONS
--------------------------------------------------------------------------------
Purchased securities        $               55,155,726
Sold securities                                779,631

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

                          48 | OPPENHEIMER BALANCED FUND

    Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

                          49 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued

--------------------------------------------------------------------------------
1.SIGNIFICANT ACCOUNTING POLICIES Continued

    Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

    During the fiscal year ended September 30, 2007, the Fund utilized $213,555 of capital loss carryforward to offset capital gains realized in that fiscal year. As of September 30, 2007, the Fund had available for federal income tax purposes post-October foreign currency losses of $165 and straddle losses of $466,900.

    As of March 31, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $52,032,955 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

      Federal tax cost of securities         $     926,903,946
      Federal tax cost of other investments       (125,971,399)
                                             -------------------
      Total federal tax cost                 $     800,932,547
                                             ===================

      Gross unrealized appreciation          $     122,213,894
      Gross unrealized depreciation                (56,184,427)
                                             -------------------
      Net unrealized appreciation            $      66,029,467
                                             ===================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended March 31, 2008, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

   Projected Benefit Obligations Increased             $    11,731
   Payments Made to Retired Trustees                        13,413
   Accumulated Liability as of March 31, 2008              123,954

                          50 | OPPENHEIMER BALANCED FUND

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on

                         51 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2.SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                SIX MONTHS ENDED MARCH 31, 2008                YEAR ENDED SEPTEMBER 30, 2007
                                               SHARES                    AMOUNT              SHARES                   AMOUNT
------------------------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                        3,506,460         $      46,833,257           6,131,500     $         86,517,298
Dividends and/or
distributions reinvested                    3,001,223                39,766,196           4,745,903               65,665,433
Redeemed                                   (5,193,960)              (68,602,069)         (8,582,423)            (121,305,131)
                                          ------------------------------------------------------------------------------------
Net increase                                1,313,723         $      17,997,384           2,294,980     $         30,877,600
                                          ====================================================================================

------------------------------------------------------------------------------------------------------------------------------
CLASS B

Sold                                          507,980         $       6,581,363           1,194,731     $         16,478,946
Dividends and/or
distributions reinvested                      308,896                 3,997,116             519,741                7,027,431
Redeemed                                   (1,207,625)              (15,751,474)         (2,404,916)             (33,176,204)
                                          ------------------------------------------------------------------------------------
Net decrease                                 (390,749)        $      (5,172,995)           (690,444)    $         (9,669,827)
                                          ====================================================================================

------------------------------------------------------------------------------------------------------------------------------
CLASS C

Sold                                          773,715         $      10,124,461           1,379,987     $         19,118,489
Dividends and/or
distributions reinvested                      338,829                 4,403,675             494,376                6,720,594
Redeemed                                   (1,025,021)              (13,408,994)         (1,414,896)             (19,665,878)
                                          ------------------------------------------------------------------------------------
Net increase                                   87,523         $       1,119,142             459,467     $          6,173,205
                                          ====================================================================================

------------------------------------------------------------------------------------------------------------------------------
CLASS N

Sold                                          139,550         $       1,819,177             544,228     $          7,636,814
Dividends and/or
distributions reinvested                       59,192                   776,028             101,356                1,387,392
Redeemed                                     (339,391)               (4,464,848)           (439,945)              (6,207,654)
                                          ------------------------------------------------------------------------------------
Net increase (decrease)                      (140,649)        $      (1,869,643)            205,639     $          2,816,552
                                          ====================================================================================

                        52 | OPPENHEIMER BALANCED FUND

-------------------------------------------------------------------------------
3.PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended March 31, 2008, were as follows:

                                               PURCHASES               SALES
   -------------------------------------------------------------------------------
   Investment securities             $       253,403,132   $     287,788,781
   U.S. government and
   government agency obligations               1,976,639           5,093,137
   To Be Announced (TBA)
   mortgage-related securities               151,442,834         106,878,306

-------------------------------------------------------------------------------
4.FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

      FEE SCHEDULE
      ---------------------------------------
      Up to $200 million                0.75%
      Next $200 million                 0.72
      Next $200 million                 0.69
      Next $200 million                 0.66
      Next $700 million                 0.60
      Over $1.5 billion                 0.58

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2008, the Fund paid $730,063 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

                        53 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued

--------------------------------------------------------------------------------
4.FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at March 31, 2008 for Class B, Class C and Class N shares were $2,745,071, $2,094,154 and $233,192, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                                      CLASS A           CLASS B           CLASS C           CLASS N
                                CLASS A            CONTINGENT        CONTINGENT        CONTINGENT        CONTINGENT
                              FRONT-END              DEFERRED          DEFERRED          DEFERRED          DEFERRED
                          SALES CHARGES         SALES CHARGES     SALES CHARGES     SALES CHARGES     SALES CHARGES
SIX MONTHS                  RETAINED BY           RETAINED BY       RETAINED BY       RETAINED BY       RETAINED BY
ENDED                       DISTRIBUTOR           DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR
---------------------------------------------------------------------------------------------------------------------
March 31, 2008           $      166,148        $        2,212    $       75,790    $        4,537    $          145
---------------------------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

    The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended March 31, 2008, the Manager waived $33,077 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

                         54 | OPPENHEIMER BALANCED FUND

     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

    Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

    As of March 31, 2008, the Fund had no outstanding forward contracts.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

    Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

    Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

                         55 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued

--------------------------------------------------------------------------------
7. SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

    Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

    Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

    In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

    Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, or the cost of selling protection (paying the notional amount) when a credit event occurs, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

--------------------------------------------------------------------------------
INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.

                         56 | OPPENHEIMER BALANCED FUND

    Interest rate swap agreements include interest rate risk. There is a risk, based on future movements of interest rates where the payments made by the Fund under a swap agreement will be greater than the payments it received.

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

--------------------------------------------------------------------------------
8. ILLIQUID SECURITIES

As of March 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
9. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                         57 | OPPENHEIMER BALANCED FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

--------------------------------------------------------------------------------

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                         58 | OPPENHEIMER BALANCED FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Balanced Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 05/14/2008